Business Segment Information - Restructuring liability and employee separation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring liability
Balance as of the beginning of the period	$ 553	$ 1,893
Accrued costs	2,260	1,278	$ 5,713
Cash payments	(1,838)	(2,618)
Balance as of the end of the period	$ 975	$ 553	$ 1,893